Post-employment benefits for associates - Reconciliation of net liability (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Pension plans
Reconciliation of Definted Benefit Liability [Roll Forward]
Net defined benefit liability at beginning of period	$ (215)	$ (167)
Current service cost	(16)	(16)
Net interest expense	(7)	(6)
Administrative expenses	(1)	(2)
Remeasurements	22	(45)
Currency translation effects	10	(6)
Employer contributions	23	31
Change in limitation on recognition of fund surplus	(8)	(4)
Net defined benefit liability at end of period	(192)	(215)
Pension plans | Prepaid benefit cost
Reconciliation of Definted Benefit Liability [Roll Forward]
Net defined benefit liability at beginning of period	6
Net defined benefit liability at end of period	6	6
Pension plans | Accrued benefit liability
Reconciliation of Definted Benefit Liability [Roll Forward]
Net defined benefit liability at beginning of period	(221)
Net defined benefit liability at end of period	(198)	(221)
Other post-employment benefit plans
Reconciliation of Definted Benefit Liability [Roll Forward]
Net defined benefit liability at beginning of period	(213)	(221)
Current service cost	(5)	(5)
Net interest expense	(10)	(11)
Administrative expenses	0	0
Remeasurements	5	10
Currency translation effects	0	0
Employer contributions	15	14
Change in limitation on recognition of fund surplus	0	0
Net defined benefit liability at end of period	(208)	(213)
Other post-employment benefit plans | Prepaid benefit cost
Reconciliation of Definted Benefit Liability [Roll Forward]
Net defined benefit liability at beginning of period	0
Net defined benefit liability at end of period	0	0
Other post-employment benefit plans | Accrued benefit liability
Reconciliation of Definted Benefit Liability [Roll Forward]
Net defined benefit liability at beginning of period	(213)
Net defined benefit liability at end of period	$ (208)	$ (213)